Non-operating income (Tables)	6 Months Ended
Jun. 30, 2024
Other Income and Expenses [Abstract]
Non-Operating Income - Schedule of Non-Operating Income	Non-operating income consisted of the following:

	Unaudited 6 months ended June 30,
USD'000	2024	2023
Foreign exchange gain	204	125
Interest income	254	55
Other	7	-
Total non-operating income	465	180